Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Actual Capital Amounts and Ratios

The actual capital amounts and ratios of the Company and Bank as of September 30, 2013 and December 31, 2012, are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
September 30, 2013

Total capital to risk weighted assets:
Consolidated	$225,078	15.05%	$119,627	8.00%	N/A	N/A
Bank	185,911	12.53	118,684	8.00	$148,355	10.00%
Tier I capital to risk weighted assets:
Consolidated	205,203	13.72	59,814	4.00	N/A	N/A
Bank	172,766	11.65	59,342	4.00	89,013	6.00%
Tier I capital to average assets:
Consolidated	205,203	10.74	76,456	4.00	N/A	N/A
Bank	172,766	9.10	75,963	4.00	94,954	5.00%

December 31, 2012

Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07	103,790	8.00	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22	52,346	4.00	N/A	N/A
Bank	132,140	10.19	51,895	4.00	77,843	6.00%
Tier I capital to average assets:
Consolidated	107,539	6.45	66,722	4.00	N/A	N/A
Bank	132,140	7.99	66,162	4.00	82,702	5.00%

The actual capital amounts and ratios of the Company and Bank as of December 31, 2012, 2011 and 2010 are presented in the following table:

	Actual		Minimum for Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012:
Total capital to risk weighted assets:
Consolidated	$137,525	10.51%	$104,693	8.00%	N/A	N/A
Bank	143,618	11.07	103,790	8.00	$129,738	10.00%
Tier I capital to risk weighted assets:
Consolidated	107,539	8.22	52,346	4.00	N/A	N/A
Bank	132,140	10.19	51,895	4.00	77,843	6.00
Tier I capital to average assets:
Consolidated	107,539	6.45	66,722	4.00	N/A	N/A
Bank	132,140	7.99	66,162	4.00	82,702	5.00
December 31, 2011:
Total capital to risk weighted assets:
Consolidated	$109,457	11.19%	$78,254	8.00%	N/A	N/A
Bank	108,777	11.32	76,904	8.00	$96,131	10.00%
Tier I capital to risk weighted assets:
Consolidated	84,049	8.59	39,127	4.00	N/A	N/A
Bank	99,717	10.37	38,452	4.00	57,678	6.00
Tier I capital to average assets:
Consolidated	84,049	6.89	48,763	4.00	N/A	N/A
Bank	99,717	8.28	48,167	4.00	60,209	5.00
December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$93,594	11.10%	$67,443	8.00%	N/A	N/A
Bank	101,203	12.01	67,405	8.00	$84,257	10.00%
Tier I capital to risk weighted assets:
Consolidated	74,825	8.88	33,721	4.00	N/A	N/A
Bank	92,800	11.01	33,703	4.00	50,554	6.00
Tier I capital to average assets:
Consolidated	74,825	6.98	42,859	4.00	N/A	N/A
Bank	92,800	8.56	43,353	4.00	54,192	5.00

Consolidated Entities
Reconciliation of Bank Equity Capital Under U.S.GAAP To Tier 1 Capital and Total Capital

The following is a reconciliation of the consolidated equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Consolidated equity capital	$124,510	$85,997	$76,044
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Junior subordinated debentures, net	17,600	14,100	14,100
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Consolidated Tier 1 capital	107,539	84,049	74,825
Tier 2 capital-subordinated debt (limited)	18,508	16,348	10,366
Allowance for loan losses	11,478	9,060	8,403

Consolidated total capital	$137,525	$109,457	$93,594

Independent Bank
Reconciliation of Bank Equity Capital Under U.S.GAAP To Tier 1 Capital and Total Capital

The following is a reconciliation of Bank equity capital under U.S. generally accepted accounting principles to Tier 1 capital and total capital at December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
Bank equity capital	$166,711	$115,765	$108,119
Unrealized gains on securities, net	(2,578)	(2,162)	(866)
Disallowed goodwill and core deposit intangibles	(31,993)	(13,886)	(14,453)

Bank Tier 1 capital	132,140	99,717	92,800
Allowance for loan losses	11,478	9,060	8,403

Bank total capital	$143,618	$108,777	$101,203